Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Oct. 02, 2022	Sep. 06, 2022
Minimum [Member]
Subsequent Event [Line Items]
Estimated restructuring plan cost	$ 750,000
Maximum [Member]
Subsequent Event [Line Items]
Estimated restructuring plan cost	$ 800,000
Lease Agreement [Member] | Mountain View Office Park [Member]
Subsequent Event [Line Items]
Term of lease description		The lease is estimated to commence on January 1, 2023 and expire on December 31, 2025, with an option to renew for one additional three-year term. Estimated future commitments for fixed rental payments total $0.3 million.
Additional term of lease description		The lease is estimated to commence on January 1, 2023 and expire on December 31, 2025, with an option to renew for one additional three-year term
Fixed rent payment		$ 300,000